UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Julie A. Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

RMR REAL ESTATE INCOME FUND

Portfolio of Investments  —  September 30, 2012 (unaudited)

Company	Shares	Value
COMMON STOCKS — 83.8%
REAL ESTATE INVESTMENT TRUSTS — 78.7%
APARTMENTS — 13.1%
American Campus Communities, Inc. (a)	25,900	$1,136,492
Apartment Investment & Management Co. (a)	28,745	747,083
Associated Estates Realty Corp. (a)	192,628	2,920,241
AvalonBay Communities, Inc. (a)	25,575	3,477,944
BRE Properties, Inc. (a)	24,800	1,162,872
Colonial Properties Trust (a)	57,800	1,216,690
Education Realty Trust, Inc. (a)	16,737	182,433
Equity Residential (a)	84,000	4,832,520
Essex Property Trust, Inc. (a)	10,500	1,556,520
Home Properties, Inc. (a)	8,000	490,160
Mid-America Apartment Communities, Inc. (a)	18,000	1,175,580
Post Properties, Inc. (a)	14,600	700,216
UDR, Inc. (a)	39,000	967,980
		20,566,731
DIVERSIFIED — 9.3%
CapLease, Inc.	149,498	772,905
Cousins Properties, Inc. (a)	46,833	371,854
Digital Realty Trust, Inc. (a)	26,000	1,816,100
DuPont Fabros Technology, Inc. (a)	16,000	404,000
EPR Properties (a)	83,650	3,716,569
Investors Real Estate Trust	25,700	212,539
Lexington Realty Trust (a)	219,058	2,116,100
One Liberty Properties, Inc.	44,712	833,879
Vornado Realty Trust (a)	39,335	3,188,102
Washington Real Estate Investment Trust (a)	33,500	898,470
Whitestone REIT	20,000	264,000
		14,594,518
FREE STANDING — 3.5%
Getty Realty Corp. (a)	22,000	394,900
National Retail Properties, Inc. (a)	134,400	4,099,200
Realty Income Corp. (a)	23,900	977,271
		5,471,371
HEALTH CARE — 13.4%
HCP, Inc. (a)	116,530	5,183,254
Health Care REIT, Inc. (a)	24,200	1,397,550
Healthcare Realty Trust, Inc. (a)	13,100	301,955
LTC Properties, Inc. (a)	48,600	1,547,910
Medical Properties Trust, Inc. (a)	319,320	3,336,894
National Health Investors, Inc. (a)	47,958	2,466,960
OMEGA Healthcare Investors, Inc. (a)	15,498	352,270
Sabra Health Care REIT, Inc. (a)	51,500	1,030,515
Ventas, Inc. (a)	86,397	5,378,213
		20,995,521
INDUSTRIAL — 2.9%
DCT Industrial Trust, Inc. (a)	149,500	967,265
EastGroup Properties, Inc. (a)	13,300	707,560
First Potomac Realty Trust (a)	15,000	193,200
ProLogis, Inc. (a)	43,088	1,509,373
STAG Industrial, Inc. (a)	69,709	1,133,468
		4,510,866
LODGING/RESORTS — 4.9%
Ashford Hospitality Trust, Inc. (a)	55,000	462,000
Chatham Lodging Trust	30,749	426,796
Chesapeake Lodging Trust (a)	70,800	1,406,796
DiamondRock Hospitality Co. (a)	55,603	535,457
FelCor Lodging Trust, Inc. (b)	10,000	47,400
Hersha Hospitality Trust (a)	340,583	1,668,857
Host Hotels & Resorts, Inc. (a)	24,000	385,200
LaSalle Hotel Properties (a)	10,000	266,900
Pebblebrook Hotel Trust (a)	43,100	1,008,109
RLJ Lodging Trust (a)	39,400	745,054
Strategic Hotels & Resorts, Inc. (a)	30,000	180,300
Summit Hotel Properties, Inc. (a)	36,600	312,564
Sunstone Hotel Investors, Inc. (a)(b)	15,000	165,000
Supertel Hospitality, Inc. (b)	84,642	88,874
		7,699,307
MANUFACTURED HOME — 1.3%
Sun Communities, Inc. (a)	46,856	2,067,287

MIXED OFFICE/INDUSTRIAL — 2.1%
Duke Realty Corp. (a)	46,100	677,670
Gladstone Commercial Corp.	10,477	191,310
Liberty Property Trust (a)	69,737	2,527,269
		3,396,249
MORTGAGE — 0.9%
Annaly Capital Management, Inc. (a)	55,000	926,200
MFA Financial, Inc. (a)	55,148	468,758
		1,394,958
OFFICE — 10.3%
Alexandria Real Estate Equities, Inc. (a)	29,000	2,132,080
BioMed Realty Trust, Inc. (a)	50,000	936,000
Boston Properties, Inc. (a)	20,500	2,267,505
Brandywine Realty Trust (a)	145,300	1,771,207
Corporate Office Properties Trust (a)	40,500	970,785
Douglas Emmett, Inc. (a)	39,322	907,158
Franklin Street Properties Corp. (a)	41,695	461,564
Highwoods Properties, Inc. (a)	51,900	1,692,978
Hudson Pacific Properties, Inc. (a)	10,890	201,465
Kilroy Realty Corp. (a)	28,600	1,280,708
Mack-Cali Realty Corp. (a)	58,030	1,543,598
MPG Office Trust, Inc. (b)	24,000	80,400
Parkway Properties, Inc.	12,500	167,125
SL Green Realty Corp. (a)	22,900	1,833,603
		16,246,176
REGIONAL MALLS — 7.2%
CBL & Associates Properties, Inc. (a)	84,000	1,792,560
Glimcher Realty Trust (a)	201,700	2,131,969
Pennsylvania Real Estate Investment Trust (a)	72,118	1,143,791
Simon Property Group, Inc. (a)	30,227	4,588,761
The Macerich Co. (a)	28,470	1,629,338
		11,286,419
SHOPPING CENTERS — 8.0%
Cedar Realty Trust, Inc. (a)	115,810	611,477
DDR Corp. (a)	47,000	721,920
Equity One, Inc. (a)	39,500	831,870
Excel Trust, Inc. (a)	103,568	1,182,746
Inland Real Estate Corp. (a)	136,300	1,124,475
Kimco Realty Corp. (a)	110,000	2,229,700
Kite Realty Group Trust (a)	145,503	742,065
Ramco-Gershenson Properties Trust (a)	137,128	1,718,214
Regency Centers Corp. (a)	15,100	735,823
Urstadt Biddle Properties (a)	41,800	845,614

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Weingarten Realty Investors (a)	62,600	$1,759,686
		12,503,590
STORAGE — 1.8%
CubeSmart (a)	25,000	321,750
Public Storage, Inc. (a)	17,900	2,491,143
		2,812,893
Total Real Estate Investment Trusts (Cost $108,270,099)		123,545,886

OTHER — 5.1%
Beazer Homes USA, Inc. (b)	35,000	124,250
Brookfield Office Properties, Inc. (a)	22,000	364,320
Carador PLC	5,496,600	5,675,239
D.R. Horton, Inc.	1,300	26,832
Hyatt Hotels Corp. (a)(c)	12,500	501,875
Las Vegas Sands Corp.	9,000	417,330
Marriott International, Inc. (a)	5,000	195,500
Starwood Hotels & Resorts Worldwide, Inc. (a)	11,000	637,560
The St. Joe Co. (a)(b)	5,000	97,500
Total Other (Cost $9,859,188)		8,040,406
Total Common Stocks (Cost $118,129,287)		131,586,292

PREFERRED STOCKS — 56.1%
REAL ESTATE INVESTMENT TRUSTS — 55.4%
APARTMENTS — 0.3%
Apartment Investment & Management Co., Series Z (a)	15,000	401,550

DIVERSIFIED — 9.1%
CapLease, Inc., Series A	67,950	1,698,750
CapLease, Inc., Series B	8,840	229,840
Cousins Properties, Inc., Series A	19,900	505,460
Cousins Properties, Inc., Series B	10,800	272,160
Digital Realty Trust, Inc., Series F (a)	25,000	658,750
DuPont Fabros Technology, Inc., Series A (a)	10,000	268,700
DuPont Fabros Technology, Inc., Series B (a)	40,394	1,088,214
EPR Properties, Series D (a)	113,700	2,850,459
Investors Real Estate Trust, Series B	70,000	1,812,300
LBA Realty LLC, Series B	73,179	1,491,022
Lexington Realty Trust, Series D (a)	91,594	2,308,169
Vornado Realty Trust, Series F (a)	5,700	145,350
Winthrop Realty Trust	40,000	1,026,400
		14,355,574
INDUSTRIAL — 2.2%
First Industrial Realty Trust, Series J	29,735	764,190
First Potomac Realty Trust, Series A	80,000	2,066,400
ProLogis, Inc., Series S (a)	6,800	170,340
Terreno Realty Corp., Series A	20,000	522,200
		3,523,130
LODGING/RESORTS — 22.7%
Ashford Hospitality Trust, Series A	98,312	2,504,007
Ashford Hospitality Trust, Series D	205,756	5,213,857
Ashford Hospitality Trust, Series E	45,000	1,209,150
Chesapeake Lodging Trust, Series A	65,000	1,684,150
FelCor Lodging Trust, Inc., Series A (d)	73,000	1,940,340
FelCor Lodging Trust, Inc., Series C	111,539	2,983,668
Hersha Hospitality Trust, Series A	135,796	3,487,241
Hersha Hospitality Trust, Series B (a)	80,498	2,084,093
LaSalle Hotel Properties, Series G (a)	73,820	1,855,835
Pebblebrook Hotel Trust, Series A (a)	14,500	383,380
Pebblebrook Hotel Trust, Series B (a)	23,500	616,875
Strategic Hotels & Resorts, Inc., Series A (a)	12,900	324,435
Strategic Hotels & Resorts, Inc., Series B (a)	77,100	1,926,729
Summit Hotel Properties, Inc., Series A	10,000	267,800
Sunstone Hotel Investors, Inc., Series A (a)	255,725	6,418,698
Sunstone Hotel Investors, Inc., Series D (a)	108,739	2,802,204
		35,702,462
MANUFACTURED HOME — 0.5%
UMH Properties, Inc., Series A	30,000	786,000

MIXED OFFICE/INDUSTRIAL — 0.5%
Duke Realty Corp., Series J (a)	10,000	251,400
Duke Realty Corp., Series O (a)	20,100	516,168
		767,568
MORTGAGE — 0.5%
MFA Financial, Inc. (a)	20,000	519,600
RAIT Financial Trust, Series C	9,100	220,311
		739,911
OFFICE — 5.2%
BioMed Realty Trust, Inc., Series A (a)	18,350	463,888
Brandywine Realty Trust, Series E (a)	23,000	604,440
Corporate Office Properties Trust, Series J	7,100	181,050
Corporate Office Properties Trust, Series L	110,000	2,834,700
Hudson Pacific Properties, Inc., Series B	20,000	536,100
Kilroy Realty Corp., Series G (a)	65,000	1,690,000
Parkway Properties, Inc., Series D	30,680	768,534
SL Green Realty Corp., Series I	40,000	1,000,800
		8,079,512
REGIONAL MALLS — 4.1%
CBL & Associates Properties, Inc., Series D (a)	60,761	1,538,468
CBL & Associates Properties, Inc., Series E	15,000	372,750
Glimcher Realty Trust, Series G	111,307	2,798,258
Glimcher Realty Trust, Series H	45,000	1,148,850
Pennsylvania Real Estate Investment Trust, Series A	20,000	527,400
		6,385,726
SHOPPING CENTERS — 10.3%
Cedar Realty Trust, Inc., Series A	122,355	3,107,817
Cedar Realty Trust, Inc., Series B	90,000	2,182,500
DDR Corp., Series H (a)	75,572	1,903,659
DDR Corp., Series J	40,000	995,200
Excel Trust, Inc.	65,000	1,690,000
Inland Real Estate Corp., Series A	100,000	2,647,000

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Kimco Realty Corp., Series I (a)	27,944	$722,632
Kite Realty Group Trust, Series A	77,000	1,997,380
Urstadt Biddle Properties, Series D	22,423	575,710
Weingarten Realty Investors, Series F (a)	15,369	388,375
		16,210,273
STORAGE — 0.0%
CubeSmart, Series A (a)	1,400	37,744
Total Real Estate Investment Trusts (Cost $80,272,779)		86,989,450

OTHER — 0.7%
Forest City Enterprises, Inc.	49,000	1,188,250
Total Other (Cost $1,180,291)		1,188,250
Total Preferred Stocks (Cost $81,453,070)		88,177,700

INVESTMENT COMPANIES — 1.5%
Blackrock Credit Allocation Income Trust	19,451	275,815
Cohen & Steers Infrastructure Fund, Inc. (a)	30,278	551,665
Cohen & Steers Quality Income Realty Fund, Inc. (a)	100,297	1,077,190
Eaton Vance Enhanced Equity Income Fund II	35,388	392,099
Nuveen Real Estate Income Fund (a)	3,700	43,069
Total Investment Companies (Cost $2,579,914)		2,339,838

SHORT-TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS — 0.2%
Dreyfus Cash Management Fund, Institutional Shares, 0.07% (e) (Cost $250,302)	250,302	250,302
Total Investments — 141.6% (Cost $202,412,573)		222,354,132

Other assets less liabilities — 0.8%		1,320,896

Revolving credit facility — (31.8)%		(50,000,000)

Preferred Shares, at liquidation preference — (10.6)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$157,000,028

(a)

As of September 30, 2012, the Fund has pledged portfolio securities with a market value of $127,462,604 as collateral in connection with its revolving credit facility. All or a portion of these shares were pledged as of September 30, 2012.

(b)	As of September 30, 2012, this security had discontinued paying distributions.

(c)	Non-dividend paying security

(d)	Convertible into common stock.

(e)	Rate reflects 7 day yield as of September 30, 2012.

See notes to portfolio of investments.

Notes to Portfolio of Investments

September 30, 2012 (unaudited)

Note A

(1) Portfolio Valuation

Investment securities of the Fund are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Events may occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note A (2) for a further description of fair value measurements. Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued, which typically approximates fair value.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in the Portfolio of Investments is summarized below:

•                       Level 1 — quoted prices in active markets for identical investments.

•                       Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                       Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used on September 30, 2012, in valuing the Fund’s investments:

Notes to Portfolio of Investments (continued)

September 30, 2012 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Apartments	$20,566,731	$—	$—	$20,566,731
Diversified	14,594,518	—	—	14,594,518
Free Standing	5,471,371	—	—	5,471,371
Health Care	20,995,521	—	—	20,995,521
Industrial	4,510,866	—	—	4,510,866
Lodging/Resorts	7,699,307	—	—	7,699,307
Manufactured Home	2,067,287	—	—	2,067,287
Mixed Office/Industrial	3,396,249	—	—	3,396,249
Mortgage	1,394,958	—	—	1,394,958
Office	16,246,176	—	—	16,246,176
Regional Malls	11,286,419	—	—	11,286,419
Shopping Centers	12,503,590	—	—	12,503,590
Storage	2,812,893	—	—	2,812,893
Total Real Estate Investment Trusts	123,545,886	—	—	123,545,886
Other	8,040,406	—	—	8,040,406
Total Common Stocks	131,586,292	—	—	131,586,292
Preferred Stocks
Real Estate Investment Trusts
Apartments	401,550	—	—	401,550
Diversified	14,355,574	—	—	14,355,574
Industrial	3,523,130	—	—	3,523,130
Lodging/Resorts	35,702,462	—	—	35,702,462
Manufactured Home	786,000	—	—	786,000
Mixed Office/Industrial	767,568	—	—	767,568
Mortgage	739,911	—	—	739,911
Office	8,079,512	—	—	8,079,512
Regional Malls	6,385,726	—	—	6,385,726
Shopping Centers	16,210,273	—	—	16,210,273
Storage	37,744	—	—	37,744
Total Real Estate Investment Trusts	86,989,450		—	86,989,450
Other	1,188,250	—	—	1,188,250
Total Preferred Stocks	88,177,700		—	88,177,700
Investment Companies	2,339,838	—	—	2,339,838
Short-Term Investments
Money Market Funds	250,302	—	—	250,302
Total Investments	$222,354,132	$—	$—	$222,354,132

The Fund utilizes broker quotes, issuer company financial information and other market indicators to value securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes interperiod transfers between the input levels as of the end of the period. For the three month period ending September 30, 2012, there were no transfers between Level 1 and Level 2.

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 0.75% or more. The types of inputs may change as the markets fluctuate and/or the

Notes to Portfolio of Investments (continued)

September 30, 2012 (unaudited)

availability of data used in an investment’s valuation changes. As of September 30, 2012, no foreign security of the Fund was fair valued.

There were no investments in securities characterized as Level 3 on December 31, 2011 or September 30, 2012 for the Fund. During the nine months ended September 30, 2012, the Fund did not begin to use, or discontinue to use, previously used Level 3 inputs to measure the value of its investment securities.

(3) Tax Information

Although subject to adjustments, the Fund’s investments for federal income tax purposes as of September 30, 2012, were as follows:

Cost	$204,704,228
Gross unrealized appreciation	$24,754,291
Gross unrealized depreciation	(7,104,387)
Net unrealized appreciation	$17,649,904

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 20, 2012

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 20, 2012